Equity (Details Narrative)					12 Months Ended
	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 08, 2019 $ / shares shares	Jun. 30, 2018 USD ($) shares	Apr. 24, 2018 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 $ / shares shares	Nov. 07, 2019 shares
Ordinary shares issued		6,000,000
Ordinary shares, shares authorized				100,000,000	37,500,000		37,500,000
Ordinary shares, par value | $ / shares				$ 0.001	$ 0.00267	$ 0.00267	$ 0.00267
Reverse stock split description		one-for-zero point three seven five (1 for 0.375) stock split
Reverse stock split ratio		0.375
Ordinary shares, shares issued		6,000,000			7,363,637		7,407,955	16,000,000
Ordinary shares, shares outstanding		6,000,000			7,363,637		7,407,955	16,000,000
Preference shares, shares authorized (in shares)					3,750,000		3,750,000
Proceeds from issuance of initial public offering | $					$ 13,650,007
IPO [Member]
Ordinary shares issued	1,363,637
Ordinary shares, shares outstanding	7,363,637
Price per share | $ / shares	$ 11.00
Proceeds from issuance of initial public offering | $	$ 12,500,000
Minimum [Member]
Ordinary shares, shares authorized		100,000,000
Ordinary shares, par value | $ / shares		$ 0.001
Preference shares, shares authorized (in shares)		100,000,000
Price per share | $ / shares					$ 8.26		$ 7.01
Maximum [Member]
Ordinary shares, shares authorized		37,500,000
Ordinary shares, par value | $ / shares		$ 0.00267
Preference shares, shares authorized (in shares)		37,500,000
Maderic Holding Limited [Member]
Loans converted for nominal value into ordinary shares of the company | $			$ 21,150,000
Hfo Investment Group [Member]
Loans converted for nominal value into ordinary shares of the company | $			$ 3,150,000
Number of shares held		777,778
Ownership percentage (as a percent)		12.96%
Maderic Holding Limited and Hfo Investment Group [Member]
Number of shares issued			15,999,000
Maderic Holding Limited [Member]
Ordinary shares issued				1,000
Percentage of legal ownership by kaixin auto group		87.04%
Number of shares held		5,222,222